Consolidated Statement of Financial Position - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	[1],[2]	$ 79,034	$ 78,143
Accounts receivable and accrued revenues	[2]	53,338	53,715
Capitalized voyage expenses		1,684	2,450
Prepaid expenses		9,678	7,200
Derivative financial assets	[3]	10	0
Inventories		24,682	37,688
Assets held for sale		40,488	22,693
Total current assets		208,915	201,889
Non-current assets
Vessels		1,083,891	1,185,576
Vessels under construction		301,651	93,178
Other property, plant and equipment		7,117	4,589
Goodwill		1,356	1,356
Derivative financial assets	[3]	19	0
Total non-current assets		1,394,034	1,284,698
Total assets		1,602,949	1,486,587
Current liabilities
Accounts payable and accrued expenses	[2]	22,761	23,436
Derivative financial liabilities	[3]	68	0
Current portion long-term debt	[2]	39,500	78,649
Other current liabilities		994	1,389
Deferred shipping revenues		11,397	6,139
Total current liabilities		74,720	109,613
Non-current liabilities
Long-term debt	[2]	389,244	330,775
Derivative financial liabilities	[3]	131	0
Other non-current liabilities		5,598	3,497
Total non-current liabilities		394,973	334,273
Total liabilities		469,693	443,886
Equity
Common stock at par value		1,608	1,600
Additional paid-in capital		1,223,719	1,217,651
Accumulated deficit		(96,216)	(186,321)
Translation differences		498	39
Other reserves		3,577	5,273
Total equity attributable to the Company		1,133,186	1,038,242
Non-controlling interest		71	4,459
Total stockholders' equity		1,133,257	1,042,701
Total liabilities and stockholders' equity		$ 1,602,949	$ 1,486,587

[1]	Cash and cash equivalents include $389 thousand in restricted cash in 2025 and $339 thousand in restricted cash in 2024, including employee withholding tax.
[2]	Amounts carried at amortized cost.
[3]	Fair value through profit or loss.